GENERAL (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 05, 2013	Mar. 30, 2018	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Nov. 10, 2021
GENERAL [Abstract]
Upfront payment received	$ 10,000	$ 10,000
Accrued milestone payment		15,500
Potential milestone compensation		$ 200,000
Preclinical milestone compensation	$ 23,000
Amount of investment in Compugen			$ 12,000			$ 20,000
Accumulated deficit			474,388		$ 455,773
Net loss			18,615	$ 18,854
Net cash used in operating activities			$ 18,617	$ 20,683